UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bank Loans – 16.7%
$248,747	AES Corp. 3.454% (US LIBOR+200 basis points), 5/19/2022[1,2,3]	$250,094
245,000	Axalta Coating Systems U.S. Holdings, Inc. 3.693% (US LIBOR+200 basis points), 6/1/2024[1,2,3]	247,096
99,063	Calceus Acquisition, Inc. 5.570% (US LIBOR+400 basis points), 2/1/2020[1,2,3]	97,280
75,000	California Resources Corp. 6.306% (US LIBOR+475 basis points), 12/31/2022[1,2,3]	76,579
250,000	CenturyLink, Inc. 4.317% (US LIBOR+275 basis points), 1/31/2025[1,2,3]	246,641
250,000	Fairmount Santrol, Inc. 7.693% (US LIBOR+600 basis points), 11/1/2022[1,2,3]	253,555
249,375	H.B. Fuller Co. 3.811% (US LIBOR+225 basis points), 10/20/2024[1,2,3]	251,574
248,747	Hilton Worldwide Finance LLC 3.561% (US LIBOR+200 basis points), 10/25/2023[1,2,3]	250,871
250,000	INEOS U.S. Finance LLC 3.350% (US LIBOR+200 basis points), 3/31/2024[1,2,3]	251,544
248,750	Jade Germany GmbH 7.193% (US LIBOR+550 basis points), 6/1/2023[1,2,3,5]	249,994
246,672	MoneyGram International, Inc. 4.583% (US LIBOR+325 basis points), 3/28/2020[1,2,3]	247,032
143,672	Murray Energy Corp. 8.943% (US LIBOR+725 basis points), 4/16/2020[1,2,3]	132,560
194,397	Pacific Drilling S.A. 4.875% (US LIBOR+350 basis points), 6/3/2018*,1,2,3,4,5	84,806
99,750	Red Ventures LLC 5.574% (US LIBOR+400 basis points), 11/8/2024[1,2,3]	101,072
249,375	Seminole Tribe of Florida, Inc. 3.567% (US LIBOR+200 basis points), 7/6/2024[1,2,3]	251,423
85,727	Walter Investment Management Corp. 5.319% (US LIBOR+375 basis points), 12/18/2020*,1,2,3,4	85,490

	Total Bank Loans (Cost $3,139,162)	3,077,611

	Bonds – 69.8%
	Asset-Backed Securities – 31.2%
250,000	ALM XVI Ltd./ALM XVI LLC Series 2015-16A, Class C1R, 4.922% (LIBOR 3 Month+320 basis points), 7/15/2027[1,2,6]	253,792
500,000	Apidos CLO XII Series 2013-12A, Class F, 6.622% (LIBOR 3 Month+490 basis points), 4/15/2025[1,2,6]	499,826

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$250,000	Apidos CLO XVII Series 2014-17A, Class D, 6.481% (LIBOR 3 Month+475 basis points), 4/17/2026[1,2,6]	$251,405
250,000	Apidos CLO XXI Series 2015-21A, Class E, 8.184% (LIBOR 3 Month+645 basis points), 7/18/2027[1,2,6]	246,876
174,563	Applebee's Funding LLC / IHOP Funding LLC Series 2014-1, Class A2, 4.277%, 9/5/2044[2,6]	170,313
110,000	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[2,6]	109,697
250,000	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, Class DR, 8.995% (LIBOR 3 Month+725 basis points), 1/20/2029[1,2,6]	258,852
160,000	Chase Issuance Trust Series 2015-A7, Class A7, 1.620%, 7/15/2020[2]	159,845
88,624	CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2, 4.474%, 3/20/2043[2,6]	88,966
	CNH Equipment Trust
176,722	Series 2017-B, Class A1, 1.300%, 8/15/2018[2]	176,723
85,772	Series 2017-C, Class A1, 1.540%, 12/14/2018[2]	85,775
275,000	Series 2014-C, Class A4, 1.650%, 9/15/2021[2]	274,395
	Ford Credit Auto Owner Trust
54,575	Series 2017-C, Class A1, 1.470%, 11/15/2018[2]	54,576
120,000	Series 2015-B, Class A4, 1.580%, 8/15/2020[2]	119,428
71,380	GM Financial Automobile Leasing Trust Series 2015-1, Class B, 2.140%, 6/20/2019[2]	71,379
250,000	Greywolf CLO III Ltd. Series 2014-1A, Class CR, 4.945% (LIBOR 3 Month+320 basis points), 4/22/2026[1,2,6]	251,856
250,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 8.345% (LIBOR 3 Month+660 basis points), 10/20/2029[1,2,6]	258,438
113,705	Hyundai Auto Lease Securitization Trust Series 2017-C, Class A1, 1.420%, 11/15/2018[2,6]	113,708
120,000	Mercedes-Benz Auto Lease Trust Series 2018-A, Class A1, 1.750%, 2/15/2019[2]	120,004
258,357	Nissan Auto Lease Trust Series 2016-A, Class A3, 1.490%, 3/15/2019[2]	258,095
169,560	Nissan Auto Receivables Owner Trust Series 2016-A, Class A3, 1.340%, 10/15/2020[2]	168,644
400,000	Ocwen Master Advance Receivables Trust Series 2016-T1, Class BT1, 3.064%, 8/17/2048[2,6]	395,623
237,000	Taco Bell Funding LLC Series 2016-1A, Class A2I, 3.832%, 5/25/2046[6]	239,622

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Asset-Backed Securities (Continued)
$145,364	Toyota Auto Receivables Owner Trust Series 2017-A, Class A2A, 1.420%, 9/16/2019[2]	$145,138
250,000	Tryon Park CLO Ltd. Series 2013-1A, Class D, 6.122% (LIBOR 3 Month+440 basis points), 7/15/2025[1,2,6]	248,012
250,000	Upland CLO Ltd. Series 2016-1A, Class D, 9.995% (LIBOR 3 Month+825 basis points), 4/20/2028[1,2,6]	258,019
121,638	Velocity Commercial Capital Loan Trust Series 2017-2, Class AFX, 3.070%, 11/25/2047[2,6,7]	121,194
9,667	Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A3, 0.950%, 4/22/2019[2]	9,664
100,000	Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A, 2.060% (LIBOR 1 Month+50 basis points), 11/15/2022[1,2,6]	100,359
250,000	Voya CLO Ltd. Series 2013-2A, Class E, 7.245% (LIBOR 3 Month+550 basis points), 4/25/2025[1,2,6]	248,477

	Total Asset-Backed Securities (Cost $5,673,891)	5,758,701

	Commercial Mortgage-Backed Securities – 3.1%
210,000	BHMS Mortgage Trust Series 2014-ATLS, Class AFL, 3.068% (LIBOR 1 Month+150 basis points), 7/5/2033[1,2,6]	211,010
100,000	FREMF Mortgage Trust Series 2014-K715, Class C, 4.125%, 2/25/2046[2,6,7]	100,767
250,000	GSCCRE Commercial Mortgage Trust Series 2015-HULA, Class C, 4.310% (LIBOR 1 Month+275 basis points), 8/15/2032[1,6]	251,480

	Total Commercial Mortgage-Backed Securities (Cost $559,874)	563,257

	Corporate – 22.4%
	Basic Materials – 1.3%
250,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 2.127% (LIBOR 3 Month+75 basis points), 5/1/2020[1,6]	252,394

	Communications – 1.9%
250,000	AT&T, Inc. 2.372% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	251,429
100,000	Discovery Communications LLC 2.336% (LIBOR 3 Month+71 basis points), 9/20/2019[1]	100,557
		351,986

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Consumer, Cyclical – 2.3%
$25,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.750%, 1/15/2022[2]	$24,188
100,000	Nissan Motor Acceptance Corp. 2.112% (LIBOR 3 Month+39 basis points), 7/13/2020[1,6]	100,255
300,000	Regal Entertainment Group 5.750%, 2/1/2025[2]	309,375
		433,818
	Consumer, Non-cyclical – 4.5%
75,000	Acadia Healthcare Co., Inc. 6.500%, 3/1/2024[2]	78,750
250,000	BAT Capital Corp. 2.003% (LIBOR 3 Month+59 basis points), 8/14/2020[1,6]	251,598
250,000	Conagra Brands, Inc. 2.204% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	250,487
250,000	Tyson Foods, Inc. 1.891% (LIBOR 3 Month+45 basis points), 8/21/2020[1]	250,824
		831,659
	Energy – 2.2%
100,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 4/15/2021[2]	100,500
50,000	Denbury Resources, Inc. 9.000%, 5/15/2021[2,6]	51,375
125,000	Enbridge, Inc. 2.289% (LIBOR 3 Month+70 basis points), 6/15/2020[1,5]	126,089
125,000	Schlumberger Holdings Corp. 3.000%, 12/21/2020[2,6]	125,843
		403,807
	Financial – 5.9%
50,000	ASP AMC Merger Sub, Inc. 8.000%, 5/15/2025[2,6]	48,063
75,000	AssuredPartners, Inc. 7.000%, 8/15/2025[2,6]	77,062
250,000	Branch Banking & Trust Co. 1.743% (LIBOR 3 Month+22 basis points), 6/1/2020[1,2]	249,898
250,000	Goldman Sachs Group, Inc. 2.364% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	252,456
250,000	JPMorgan Chase & Co. 2.965% (LIBOR 3 Month+121 basis points), 10/29/2020[1,2]	256,120
50,000	Protective Life Global Funding 2.161%, 9/25/2020[6]	49,188

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Corporate (Continued)
	Financial (Continued)
$125,000	Uniti Group, Inc. / CSL Capital LLC 8.250%, 10/15/2023[2]	$119,062
50,000	Walter Investment Management Corp. 7.875%, 12/15/2021[2]	31,750
		1,083,599
	Industrial – 2.6%
125,000	Atrium Windows & Doors, Inc. 7.750%, 5/1/2019[2,6]	126,953
100,000	Park Aerospace Holdings Ltd. 5.500%, 2/15/2024[5,6]	99,188
250,000	Vulcan Materials Co. 2.189% (LIBOR 3 Month+60 basis points), 6/15/2020[1]	250,257
		476,398
	Technology – 1.4%
50,000	Diebold Nixdorf, Inc. 8.500%, 4/15/2024[2]	53,013
100,000	Hewlett Packard Enterprise Co. 2.100%, 10/4/2019[6]	98,914
100,000	Western Digital Corp. 4.750%, 2/15/2026[2]	101,500
		253,427
	Utilities – 0.3%
50,000	Sempra Energy 1.959% (LIBOR 3 Month+25 basis points), 7/15/2019[1]	50,051

	Total Corporate (Cost $4,151,176)	4,137,139

	Residential Mortgage-Backed Securities – 13.1%
100,000	Bayview Financial Mortgage Pass-Through Trust Series 2006-A, Class M4, 2.317% (LIBOR 1 Month+75 basis points), 2/28/2041[1,2]	93,945
177,605	Citigroup Global Markets Mortgage Securities VII, Inc. Series 1998-NC6, Class A, 2.121% (LIBOR 1 Month+56 basis points), 9/25/2028[1,2]	175,733
	Home Equity Asset Trust
122,727	Series 2002-2, Class A4, 2.261% (LIBOR 1 Month+70 basis points), 6/25/2032[1,2]	120,532
220,425	Series 2004-7, Class M3, 2.656% (LIBOR 1 Month+110 basis points), 1/25/2035[1,2]	220,419

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
$110,000	Invitation Homes Trust Series 2015-SFR2, Class D, 3.856% (LIBOR 1 Month+230 basis points), 6/17/2032[1,2,6]	$110,643
95,212	Mastr Asset Backed Securities Trust Series 2006-AM3, Class A3, 1.731% (LIBOR 1 Month+17 basis points), 10/25/2036[1,2]	92,232
99,056	MFA Trust Series 2017-NPL1, Class A1, 3.352%, 11/25/2047[2,6,8]	98,729
100,000	New Century Home Equity Loan Trust Series 2005-4, Class M3, 2.111% (LIBOR 1 Month+55 basis points), 9/25/2035[1,2]	99,088
66,682	NovaStar Mortgage Funding Trust Series 2003-1, Class A1, 1.618% (LIBOR 1 Month+38 basis points), 5/25/2033[1,2]	67,220
98,707	Pretium Mortgage Credit Partners I LLC Series 2017-NPL1, Class A1, 3.500%, 4/29/2032[2,6,8]	98,871
72,600	Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.099%, 12/25/2044[2,7]	73,046
300,000	VOLT LVI LLC Series 2017-NPL3, Class A2, 5.875%, 3/25/2047[2,6,8]	299,973
78,704	VOLT LXI LLC Series 2017-NPL8, Class A1, 3.125%, 6/25/2047[2,6,8]	78,759
200,000	VOLT LXII LLC Series 2017-NPL9, Class A2, 4.625%, 9/25/2047[2,6,8]	197,589
130,000	VOLT LXIII LLC Series 2017-NP10, Class A2, 4.625%, 10/25/2047[2,6,8]	128,813
	VOLT XXV LLC
139,370	Series 2015-NPL8, Class A1, 3.500%, 6/26/2045[2,6,8]	139,859
319,540	Series 2015-NPL8, Class A2, 4.500%, 6/26/2045[2,6,8]	319,031

	Total Residential Mortgage-Backed Securities (Cost $2,400,331)	2,414,482

	Total Bonds (Cost $12,785,272)	12,873,579

Number of Shares

	Common Stocks – 0.3%
	Basic Materials – 0.3%
1,500	Emerge Energy Services LP*	13,035
2,700	Fairmount Santrol Holdings, Inc.*	15,039
1,075	Hi-Crush Partners LP	13,867

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Basic Materials (Continued)
400	U.S. Silica Holdings, Inc.	$13,316
		55,257
	Total Common Stocks (Cost $77,660)	55,257

	Short-Term Investments – 6.0%
1,097,144	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.179%[9,10]	1,097,144

	Total Short-Term Investments (Cost $1,097,144)	1,097,144

	Total Investments – 92.8% (Cost $17,099,238)	17,103,591
	Other Assets in Excess of Liabilities – 7.2%	1,334,333

	Total Net Assets – 100.0%	$18,437,924

Principal Amount

	Securities Sold Short – (12.6)%
	Bonds – (12.6)%
	Corporate – (12.6)%
	Basic Materials – (1.4)%
$(250,000)	First Quantum Minerals Ltd. 7.500%, 4/1/2025[2,5,6]	(268,762)

	Consumer, Non-cyclical – (5.6)%
(250,000)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 3/15/2025[2,6]	(246,562)
(500,000)	Hertz Corp. 7.625%, 6/1/2022[2,6]	(523,750)
(250,000)	Ingles Markets, Inc. 5.750%, 6/15/2023[2]	(254,688)
		(1,025,000)
	Energy – (4.2)%
(250,000)	Continental Resources, Inc. 5.000%, 9/15/2022[2]	(253,750)
(250,000)	Oasis Petroleum, Inc. 6.875%, 1/15/2023[2]	(258,438)
(250,000)	SM Energy Co. 6.500%, 1/1/2023[2]	(256,250)
		(768,438)

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Securities Sold Short (Continued)
	Bonds (Continued)
	Corporate (Continued)
	Utilities – (1.4)%
$(250,000)	NRG Energy, Inc. 6.250%, 5/1/2024[2]	$(262,595)

	Total Corporate (Proceeds $2,269,363)	(2,324,795)

	Total Bonds (Proceeds $2,269,363)	(2,324,795)

	Total Securities Sold Short (Proceeds $2,269,363)	$(2,324,795)

*	Non-income producing security.
[1]	Floating rate security.
[2]	Callable.
[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[4]	Security is in default.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,470,466 which represents 45.9% of Net Assets.
[7]	Variable rate security.
[8]	Step rate security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
American Axle & Manufacturing, Inc.	-	Pay	5%/Quarterly	12/20/22	$250,000	$(19,919)	$(11,884)	$(31,803)
Ford Motor Co.	-	Pay	5%/Quarterly	12/20/22	500,000	(97,127)	3,494	(93,633)
General Motors Co.	-	Pay	5%/Quarterly	12/20/22	500,000	(96,843)	595	(96,248)
Markit CMBX NA BBB- CDSI Series 10 Index	BBB-	Receive	3%/Monthly	11/17/59	200,000	(20,176)	5,370	(14,806)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(234,065)	$(2,425)	$(236,490)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at January 31, 2018.
(b)	If Palmer Square Strategic Credit Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Strategic Credit Fund is receiving a fixed rate, Palmer Square Strategic Credit Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

Palmer Square Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value At Trade Date	Value At January 31, 2018	Unrealized Appreciation (Depreciation)
(1)	2-Year U.S. Treasury Note (CBT)	March 2018	$(214,481)	$(213,234)	$1,247
TOTAL FUTURES CONTRACTS			$(214,481)	$(213,234)	$1,247

See accompanying Notes to Schedule of Investments.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Strategic Credit Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets. The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A. Effective September 1, 2017 the Fund changed its name from the Palmer Square Absolute Return Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also enter into the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date. Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks. For example, interest rate swaps may be offset with "caps," "floors" or "collars". A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount. A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount. A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

(e) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(f) Exchange Traded Notes

Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(g) Total Return Swap Contracts

The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(h) Credit Default Swap Contracts

The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(i) Interest Rate Swap Contracts

The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At January 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$14,834,536

Gross unrealized appreciation	$165,368
Gross unrealized depreciation	(221,108)
Net unrealized depreciation on investments	$(55,740)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Strategic Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3*	Total
Bank Loans	$-	$3,077,611	$-	$3,077,611
Bonds
Asset-Backed Securities	-	5,758,701	-	5,758,701
Commercial Mortgage-Backed Securities	-	563,257	-	563,257
Corporate**	-	4,137,139	-	4,137,139
Residential Mortgage-Backed Securities	-	2,414,482	-	2,414,482
Common Stocks**	55,257	-	-	55,257
Short-Term Investments	1,097,144	-	-	1,097,144
Total	$1,152,401	$15,951,190	$-	$17,103,591

Liabilities
Bonds
Corporate**	$-	$2,324,795	$-	$2,324,795
Total	$-	$2,324,795	$-	$2,324,795

Other Financial Instruments***
Credit Default Swap Contracts	$-	$(2,425)	$-	$(2,425)
Futures	1,247	-	-	1,247
Total	$1,247	$(2,425)	$-	$(1,178)

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President
Date:	04/02/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President
Date:	04/02/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	04/02/18

*	Print the name and title of each signing officer under his or her signature.